Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com
Laura E. Flores Partner +1.202.373.6101 laura.flores@morganlewis.com

VIA EDGAR

March 4, 2015

Re:	Rydex ETF Trust (File Nos. 333-101625 and 811-21261)

Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectuses and Statements of Additional Information, each dated February 28, 2015, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 30, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001628280-15-001230 on February 27, 2015.

Please do not hesitate to contact me at 202.373.6101 should you have any questions.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores